41 Condensed Unconsolidated Financial Information of Companhia Paranaense de Energia - Copel (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
	Jan. 02, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
NET INCOME	R$ 2,070,551	R$ 2,062,869	R$ 1,444,004	R$ 1,118,255
Items that will never be reclassified to profit or loss
Gain (losses) on post employment benefits		(186,628)	(58,354)	(46,506)
Gain (losses) on taxes on other comprehensive income		63,444	19,994	16,827
Items that are or maybe reclassified to profit or loss
Adjustments related to financial assets:		0	0	26,138
Taxes on other comprehensive income		0	0	(8,888)
Realization - gain on financial assets, net of taxes		0	0	(18,909)
Total comprehensive income, net of taxes		(123,184)	(38,360)	(31,338)
TOTAL COMPREHENSIVE INCOME		1,939,685	1,405,644	1,086,917
Companhia Paranaense de Energia - Copel [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
NET INCOME		1,989,946	1,407,063	1,033,626
Items that will never be reclassified to profit or loss
Gain (losses) on post employment benefits		(3,371)	(408)	18
Gain (losses) on post employment benefits - equity		(120,358)	(38,245)	(29,567)
Gain (losses) on taxes on other comprehensive income		(1,146)	139	(7)
Items that are or maybe reclassified to profit or loss
Adjustments related to financial assets:				11,661
Adjustments related to financial assets - equity				9,554
Taxes on other comprehensive income				(3,965)
Realization - gain on financial assets, net of taxes				(9,355)
Realization - gain on financial assets - equity				(9,554)
Subsidiary loss with interest variation		(4,874)
Total comprehensive income, net of taxes		(127,457)	(38,514)	(31,215)
TOTAL COMPREHENSIVE INCOME		R$ 1,862,489	R$ 1,368,549	R$ 1,002,411